Report of Independent Registered
Public Accounting Firm


To the Shareholders and Board of
Trustees of StepStone Private Venture and
Growth Fund

Opinion on the Financial Statements
We have audited the accompanying
consolidated statement of assets and
liabilities of StepStone Private Venture and Growth Fund (the Fund), including the consolidated schedule of investments, as of March 31, 2023, and the related consolidated statements of operations, changes in net assets and cash flows and financial highlights for the period from November 1, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at March 31, 2023, and the consolidated results of its operations, the changes in its net asset, its cash flows and financial highlights for the period from November
1, 2022 (commencement of operations)
through March 31, 2023, in conformity
with U.S. generally accepted accounting
principles.

Basis for Opinion
These financial statements are the
responsibility of the Funds management.
Our responsibility is to express an opinion on the Funds financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United
States) (PCAOB) and are required to be
independent with respect to the Fund in
accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.

We conducted our audit in accordance
with the standards of the PCAOB. Those
standards require that we plan and
perform the audit to obtain reasonable
assurance about whether the financial
statements are free of material
misstatement, whether due to error or
fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Funds internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2023, by correspondence with the custodians, investment funds or portfolio company investees; when replies were not received from investment funds or portfolio company investees, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or
more of the StepStone Group LP
investment companies since 2020.

/s/ Ernst & Young LLP

New York, New York
May 30, 2023